Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment, net		$ 5,349,753	$ 4,135,977
Intangible assets, net		1,092,579	842,557
Investments in non-consolidated companies		478,348	418,379
Other investments		3,380	5,998
Deferred tax assets		121,092	85,795
Receivables, net		677,299	132,580
Trade receivables, net		4,832	1,270
Non-current assets		7,727,283	5,622,556
Current assets
Receivables		362,173	79,820
Derivative financial instruments		2,304	316
Inventories, net		2,550,930	1,647,869
Trade receivables, net		1,006,598	633,745
Other investments		132,736	144,853
Cash and cash equivalents	[1]	337,779	183,463
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		4,392,520	2,690,066
Non-current assets classified as held for sale		2,763	10,248
Current assets		4,395,283	2,700,314
Total Assets		12,122,566	8,322,870
EQUITY
Capital and reserves attributable to the owners of the parent		5,010,424	4,391,298
Non-controlling interest		842,347	775,295
Total Equity		5,852,771	5,166,593
Non-current liabilities
Provisions		768,517	6,950
Deferred tax liabilities		513,357	609,004
Other liabilities		373,046	302,784
Trade payables		2,259	9,305
Finance lease liabilities		69,005	0
Borrowings		1,716,337	396,742
Non-current liabilities		3,442,521	1,324,785
Current liabilities
Current income tax liabilities		52,940	178,112
Other liabilities		357,001	228,081
Trade payables		897,732	603,119
Derivative financial instruments		6,001	287
Finance lease liabilities		8,030	0
Borrowings		1,505,570	821,893
Current liabilities		2,827,274	1,831,492
Total Liabilities		6,269,795	3,156,277
Total Equity and Liabilities		$ 12,122,566	$ 8,322,870

[1]	It includes restricted cash of USD 50, USD 83 and USD 88 as of December 31, 2017, 2016 and 2015, respectively. In addition, the Company had other investments with a maturity of more than three months for USD 135,864, USD 150,851 and USD 237,191 as of December 31, 2017, 2016 and 2015, respectively.